Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue	€ 18,905	€ 6,514	€ 3,594
Other income	640	3,011	765
Research and development costs	(36,356)	(25,148)	(50,867)
General and administrative costs	(13,661)	(16,236)	(18,651)
Total operating costs	(50,017)	(41,384)	(69,518)
Operating result	(30,472)	(31,859)	(65,159)
Financial income	3,251	2,593	4,863
Financial expense	(1,084)	(1,458)	(5,127)
Results related to associates			(8)
Gain on disposal of subsidiary		92
Results related to derecognition of financial liabilities		1,866	(1,390)
Results related to financial liabilities measured at FVTPL	345	953	2,713
Result before corporate income taxes	(27,960)	(27,813)	(64,108)
Corporate income taxes	197	78	(96)
Result for the year	(27,763)	(27,735)	(64,204)
Items that will never be reclassified to profit or loss
Fair value loss on investment in financial asset designated as at FVTOCI		(621)
Items that are or may be reclassified to profit or loss
Foreign operations - foreign currency translation differences	533	(395)	782
Total comprehensive loss	(27,230)	(28,751)	(63,422)
Result attributable to
Owners of the Company	(27,763)	(28,119)	(64,424)
Non-controlling interests		384	220
Result for the year	(27,763)	(27,735)	(64,204)
Total comprehensive loss attributable to
Owners of the Company	(27,230)	(29,135)	(63,642)
Non-controlling interests		384	220
Total comprehensive loss	€ (27,230)	€ (28,751)	€ (63,422)
Share information
Weighted average number of shares outstanding	86,086,486	81,011,438	71,641,305
Weighted average number of shares outstanding, diluted	86,086,486	81,011,438	71,641,305
Earnings per share for result attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.32)	€ (0.35)	€ (0.9)
Diluted loss per share	€ (0.32)	€ (0.35)	€ (0.9)